PROPERTY AND EQUIPMENT, NET (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 29,474	$ 14,848	$ 40,227	$ 30,565	$ 72,048	$ 115,601
Server Equipment [Member]
Property, Plant and Equipment [Line Items]
Capital Leased Assets, Gross	$ 175,602		$ 175,602